NET INCOME (LOSS) PER SHARE - SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					60 Months Ended	66 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
Noncontrolling Interest [Abstract]
Net Loss			$ (3,758,173)	$ (2,312,658)	$ (5,135,618)	$ (4,440,103)	$ (1,207,561)	$ (306,190)	$ (406,706)	$ (11,496,178)	$ (15,254,351)
Weighted average shares outstanding during the period:
Common stock - basic	397,175,440	101,415,191	380,084,393	94,635,577	140,710,454	52,691,358
Common shares equivalents
Common stock - diluted					140,710,454	52,691,358
Net loss per share					$ (0.04)	$ (0.08)